Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW ERA FUND, INC.
Entity Central Index Key	0000216907
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005477
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	Investor Class
Trading Symbol	PRNEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - Investor Class	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the MSCI World Select Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for artificial intelligence data centers. Stock choices and an average overweight boosted relative returns in oil and gas refining and marketing, which benefited from strong refining margins and supply constraints.

  An overweight allocation and stock choices in paper and forest products detracted most from relative performance due to slow consumer demand and persistent housing weakness. Stock choices in precious metals and minerals detracted as our high-quality, lower-beta holdings advanced but lagged speculative high-beta peers.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (Investor Class)	18.91%	11.04%	8.32%
MSCI World Index Net (Regulatory Benchmark)	21.09	12.15	12.17
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	19.46	15.87	9.44

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,473,110,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 12,703,000
InvestmentCompanyPortfolioTurnover	38.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,473,110 Number of Portfolio Holdings118
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	16.6%
Diversified Metals & Mining	10.7
Oil & Gas Storage & Transportation	8.6
Oil & Gas Equipment & Services	8.4
U.S. Oil Exploration & Production	6.6
Precious Metals & Minerals	6.4
OUS Oil & Gas Exploration & Production	5.7
Coal & Consumable Fuels	5.5
Paper & Forest Products	4.4
Other	27.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Shell	4.4%
Chevron	4.2
Exxon Mobil	4.1
ConocoPhillips	3.3
Linde	2.5
Williams	2.5
Enbridge	2.2
Canadian Natural Resources	2.0
Valero Energy	1.9
SLB	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166331
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	I Class
Trading Symbol	TRNEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - I Class	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the MSCI World Select Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for artificial intelligence data centers. Stock choices and an average overweight boosted relative returns in oil and gas refining and marketing, which benefited from strong refining margins and supply constraints.

  An overweight allocation and stock choices in paper and forest products detracted most from relative performance due to slow consumer demand and persistent housing weakness. Stock choices in precious metals and minerals detracted as our high-quality, lower-beta holdings advanced but lagged speculative high-beta peers.

  The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies. The fund is actively managed and invests a minimum of two-thirds of its assets in the common stocks of natural resources companies whose earnings and tangible assets may benefit from rising inflation. We look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Era Fund (I Class)	19.15%	11.24%	8.50%
MSCI World Index Net (Regulatory Benchmark)	21.09	12.15	12.17
MSCI World Select Natural Resources Index Net (Strategy Benchmark)	19.46	15.87	9.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,473,110,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 12,703,000
InvestmentCompanyPortfolioTurnover	38.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,473,110 Number of Portfolio Holdings118
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Integrated Oil & Gas	16.6%
Diversified Metals & Mining	10.7
Oil & Gas Storage & Transportation	8.6
Oil & Gas Equipment & Services	8.4
U.S. Oil Exploration & Production	6.6
Precious Metals & Minerals	6.4
OUS Oil & Gas Exploration & Production	5.7
Coal & Consumable Fuels	5.5
Paper & Forest Products	4.4
Other	27.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Shell	4.4%
Chevron	4.2
Exxon Mobil	4.1
ConocoPhillips	3.3
Linde	2.5
Williams	2.5
Enbridge	2.2
Canadian Natural Resources	2.0
Valero Energy	1.9
SLB	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless